Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - Indirect Guarantees [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bilbao Viscaya Argentina Bank, Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Opening Agreement
Maturity	September 2019
Creditor Of Guarantee	Bilbao Viscaya Argentina Bank, Chile
Debtor, Company	Enel Green Power Chile Limitada
Relationship	Subsidiary
Type of Guarantee	Codebtor
Bonds Series B [Member] | Bondholders of Enel Americas' Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Bonds Serie B (1)
Maturity	October 2028
Creditor Of Guarantee	Bondholders of Enel Américas' Bonds
Debtor, Company	Enel Américas S.A.
Relationship	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.) (1)
Type of Guarantee	Codebtor
Outstanding balance	$ 22,798
Credit Opening Agreement [Member] | Bondholders of Enel Americas' Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		$ 31,294
Credit Opening Agreement [Member] | Bilbao Viscaya Argentina Bank, Chile [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 100,000
Credit Opening Agreement Two [Member] | Bilbao Viscaya Argentina Bank, Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Opening Agreement
Maturity	December 2020
Creditor Of Guarantee	Bilbao Viscaya Argentina Bank, Chile
Debtor, Company	Enel Green Power Chile Limitada
Relationship	Subsidiary
Type of Guarantee	Codebtor
Outstanding balance	$ 150,000
Credit Opening Agreement Three [Member] | Bilbao Viscaya Argentina Bank, Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit Opening Agreement
Maturity	December 2021
Creditor Of Guarantee	Bilbao Viscaya Argentina Bank, Chile
Debtor, Company	Empresa Electrica Panguipulli S.A
Relationship	Subsidiary
Type of Guarantee	Codebtor
Outstanding balance	$ 150,000